Cover	Sep. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 04, 2026
Registrant Name	CIRCLE INTERNET GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42671
Entity Tax Identification Number	99-2840274
Entity Address, Address	One World Trade Center
Entity Address, City	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	332
Local Phone Number	334-0660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	CRCL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Central Index Key	0001876042
Amendment Flag	false